Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Convertible preferred stock, shares issued	44,030	2,229,702	0
Convertible preferred stock, shares outstanding	44,030	2,229,702	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares, issued	30,300,179	16,934,497	5,625,957
Common stock, shares outstanding	30,300,179	16,934,497	5,625,957